Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Comprehensive income
Net income/(loss)	SFr 937	SFr 749	SFr 654	SFr 1,686	SFr 1,346
Gains/(losses) on cash flow hedges	43	46	(10)	89	(43)
Foreign currency translation	(592)	199	565	(393)	63
Unrealized gains/(losses) on securities	12	14	(8)	26	(14)
Actuarial gains/(losses)	386	60	73	446	153
Net prior service cost	306	(24)	(29)	282	(60)
Other comprehensive income/(loss), net of tax	(76)	(826)	1,352	(902)	1,251
Comprehensive income/(loss)	861	(77)	2,006	784	2,597
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	2	12	(1)	1
Comprehensive income/(loss) attributable to shareholders	864	(79)	1,994	785	2,596
Gains/(losses) on liabilities related to credit risk	(231)	SFr (1,121)	761	(1,352)	1,152
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(931)		(640)	(1,560)	(1,253)
Gains/(losses) on cash flow hedges	(1)		0	(1)	0
Foreign currency translation	(13)		7	(4)	0
Unrealized gains/(losses) on securities	0		0	(1)	(1)
Actuarial gains/(losses)	382		62	438	138
Net prior service cost	306		(29)	282	(60)
Other comprehensive income/(loss), net of tax	678		85	648	161
Comprehensive income/(loss)	(253)		(555)	(912)	(1,092)
Comprehensive income/(loss) attributable to noncontrolling interests	7		(25)	(1)	(15)
Comprehensive income/(loss) attributable to shareholders	(260)		(530)	(911)	(1,077)
Gains/(losses) on liabilities related to credit risk	4		45	(66)	84
Group parent company
Comprehensive income
Net income/(loss)	937		647	1,686	1,341
Gains/(losses) on cash flow hedges	(1)		(3)	(3)	0
Foreign currency translation	(1)		1	2	1
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(21)		41	(49)	78
Comprehensive income/(loss)	916		688	1,637	1,419
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	916		688	1,637	1,419
Gains/(losses) on liabilities related to credit risk	(19)		43	(48)	77
Bank
Comprehensive income
Net income/(loss)	931		647	1,560	1,258
Gains/(losses) on cash flow hedges	45		(7)	93	(43)
Foreign currency translation	(578)		557	(391)	62
Unrealized gains/(losses) on securities	12		(8)	27	(13)
Actuarial gains/(losses)	4		11	8	15
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(733)		1,226	(1,501)	1,012
Comprehensive income/(loss)	198		1,873	59	2,270
Comprehensive income/(loss) attributable to noncontrolling interests	(10)		37	0	16
Comprehensive income/(loss) attributable to shareholders	208		1,836	59	2,254
Gains/(losses) on liabilities related to credit risk	(216)		673	(1,238)	991
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	221		109	272	278
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(323)		596	(147)	236
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	4		7	6	6
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(335)		633	(194)	265
Comprehensive income/(loss)	(114)		742	78	543
Comprehensive income/(loss) attributable to noncontrolling interests	1		8	2	5
Comprehensive income/(loss) attributable to shareholders	(115)		734	76	538
Gains/(losses) on liabilities related to credit risk	(16)		30	(53)	23
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	710		538	1,288	980
Gains/(losses) on cash flow hedges	45		(7)	93	(43)
Foreign currency translation	(255)		(39)	(244)	(174)
Unrealized gains/(losses) on securities	12		(8)	27	(13)
Actuarial gains/(losses)	0		4	2	9
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(398)		593	(1,307)	747
Comprehensive income/(loss)	312		1,131	(19)	1,727
Comprehensive income/(loss) attributable to noncontrolling interests	(11)		29	(2)	11
Comprehensive income/(loss) attributable to shareholders	323		1,102	(17)	1,716
Gains/(losses) on liabilities related to credit risk	SFr (200)		SFr 643	SFr (1,185)	SFr 968